Related Parties - Summary of Loan and Advances to Key Management Personnel Explanatory (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [Line Items]
Amount outstanding 31 December	€ 3,231	€ 3,381
Repayments	0	150
Executive board of ING Groep N.V. [member]
Disclosure of key management personnel compensation [Line Items]
Amount outstanding 31 December	€ 2,681	€ 2,849
Average interest rate	1.80%	2.60%
Repayments	€ 0	€ 150
Management Board Banking [member]
Disclosure of key management personnel compensation [Line Items]
Amount outstanding 31 December	€ 550	€ 532
Average interest rate	2.30%	3.80%
Repayments	€ 0
Supervisory Board [member]
Disclosure of key management personnel compensation [Line Items]
Amount outstanding 31 December	0	€ 0
Repayments	€ 0